Statements of Cash Flows - Quarterly (USD $)	2 Months Ended	6 Months Ended	15 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014
CASH FLOWS FROM FINANCING ACTIVITIES
CASH AT BEGINNING OF PERIOD
Quarterly [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	(6,485)	(1,000,016)	(1,919,140)
Adjustments to reconcile net (loss ) to net cash (used in) operating activities:
Amortization of discounts on notes payable	0	17,681	17,681
Depreciation	63	628	856
Preferred stock issued for services	0		24,998
Common stock issued for services	0	4,612	200,024
Options issued for services	0	7,363	619,750
Warrants issued for services	0	555,598	555,598
Changes in operating assets and liabilities
Prepaid expense	0	(451)	(1,251)
Accounts Payable	0	331	331
Accrued payroll tax	0	(1,846)
Net Cash (Used in) Operating Activities	(6,422)	(416,099)	(501,151)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for equipment	(1,522)	(6,512)	(8,034)
Net Cash (Used in) Investing Activities	(1,522)	(6,512)	(8,034)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of convertible Debentures for cash		269,100	269,100
Issuance of common stock for cash		205,900	205,900
Issuance of preferred stock for cash		0	150,000
Proceeds from short term borrowing-related party	7,943	0	17,053
Net Cash Provided by Financing Activities	7,943	475,000	642,053
NET INCREASE IN CASH		52,390	132,869
CASH AT BEGINNING OF PERIOD	0	80,479	0
CASH AT END OF YEAR	0	132,869	132,869
NON-CASH FINANCING ACTIVITIES
Repayment of short term borrowing - related party through issuance of preferred stock	$ 0		$ 17,053